SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SCHEDULE OF GEOGRAPHIC SEGMENTS

	December 31, 2021	December 31, 2020
Equipment
Canada	4	6
Greenland	12	15
Total	16	21

	December 31, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,495	2,538
Greenland	36,604	36,565
Total	39,099	39,103